Share-based Payments	12 Months Ended
Dec. 31, 2019
Share Based Payment Arrangements [Abstract]
Share-based Payments

20. SHARE-BASED PAYMENTS

Stock option plan

The Company operates a stock option plan (the "Plan") to provide equity-settled share-based remuneration to directors, officers and employees. The number of common shares that may be issued pursuant to the exercise of options awarded under the Plan and all other Security-Based Compensation Arrangements of the Company is 10% of the common shares outstanding from time to time. All incentive stock options granted under the Plan have a per-share exercise price equal to the weighted average trading price of the common shares for the five trading days prior to the date of grant. Each tranche of an award with different vesting dates is considered a separate grant for the calculation of fair value and the resulting fair value is amortized over the vesting period of the respective tranche.

The following tables summarize information about the stock options outstanding and exercisable at the dates indicated:

	2019		2018
(000s)	Number of Options	Weighted-Average Exercise Price ($C)	Number of Options	Weighted-Average Exercise Price ($C)
Options outstanding, beginning of year	4,876	3.60	4,959	5.10
Granted	976	2.83	1,071	2.62
Exercised	(337)	2.18	-	-
Expired	(1,034)	6.55	(1,154)	9.13
Options outstanding, end of year	4,481	2.86	4,876	3.60
Options exercisable, end of year	2,585	3.01	2,766	4.52

	Options Outstanding			Options Exercisable
Exercise Price (C$)	Number Outstanding at December 31, 2019 (000s)	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise price (C$)	Number Exercisable at December 31, 2019 (000s)	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise price (C$)
2.16 - 2.17	826	2.4	2.16	550	2.4	2.16
2.18 - 2.41	1,002	1.2	2.19	1,002	1.2	2.19
2.42 - 3.73	966	3.4	2.62	322	3.4	2.62
3.74 - 3.91	976	4.2	2.83	-	-	-
3.92 - 4.99	711	0.4	4.99	711	0.4	4.99
	4,481	2.4	2.86	2,585	1.5	3.01

Compensation expense of $0.7 million was recorded during the year ended December 31, 2019 (2018 - $0.9 million) in general and administrative expenses in the Consolidated Statements of Earnings (Loss) and Comprehensive Income (Loss) and Changes in Shareholders’ Equity in respect of stock options. The fair value of all common stock options granted is estimated on the date of grant using the lattice-based trinomial option pricing model.

The weighted average fair value of options granted during the period and the assumptions used in their determination are noted below:

	2019	2018
Weighted average fair market value per option (C$)	0.88	0.88
Risk free interest rate	1.54%	2.14%
Expected volatility (based on actual historical volatility)	54.74%	49.45%
Dividend rate	3.30%	-
Expected forfeiture rate (non-executive employees)	-	-
Suboptimal exercise factor	1.25	1.25

All options granted vest annually over a three-year period and expire five years after the grant date. During the year ended December 31, 2019, 0.3 million employee stock options valued at $0.5 million were exercised (2018 – nil). As at December 31, 2019 and December 31, 2018, the entire balance in contributed surplus was related to previously recognized share-based compensation expense on equity-settled stock options.

Restricted share unit, performance share unit and deferred share unit plans

In May 2014, the Company implemented a restricted share unit ("RSU") plan, a performance share unit ("PSU") plan and a deferred share unit ("DSU") plan.

RSUs may be issued to directors, officers and employees of the Company, and each RSU entitles the holder to a cash payment equal to the fair market value of a TransGlobe common share on the vesting date of the RSU. All RSUs granted vest annually over a three-year period, and all must be settled within 30 days of their respective vesting dates.

PSUs are similar to RSUs, except that the number of PSUs that ultimately vest is dependent on achieving certain performance targets and objectives as set by the Board of Directors. Depending on performance, PSUs can vest between 0% to 200% of the original PSU grant. All PSUs granted vest on the third anniversary of their grant date, and all must be settled within 60 days of their vesting dates.

DSUs are similar to RSUs, except that they become fully vested on the date of grant and are only issued to directors of the Company. Distributions under the DSU plan do not occur until the retirement of the DSU holder from the Company's Board of Directors.

The number of RSUs, PSUs and DSUs outstanding as at December 31, 2019 are as follows:

(000s)	RSUs	PSUs	DSUs
Units outstanding, December 31, 2017	970	1,376	595
Granted	410	678	225
Exercised	(361)	(316)	-
Forfeited	(163)	(71)	-
Reinvested	8	16	8
Units outstanding, December 31, 2018	864	1,683	828
Granted	400	529	190
Exercised	(381)	(636)	(454)
Forfeited	(70)	(13)	-
Expired	(15)	-	-
Reinvested	41	77	25
Units outstanding, December 31, 2019	839	1,640	589

Compensation expense of $1.6 million was recorded in general and administrative expenses in the Consolidated Statement of Earnings (Loss) and Comprehensive Income (Loss) during the year ended December 31, 2019 in respect of share units granted under the three plans described above (2018 - $2.7 million).